Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY FUNDS, INC.
Entity Central Index Key	0001012968
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000242902
Shareholder Report [Line Items]
Fund Name	Hedged Equity Fund
Class Name	Investor Class
Trading Symbol	PHEFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - Investor Class	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Major U.S. stock indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Versus the S&P 500 Index, the Hedged Equity Fund’s equity index put options were additive to relative results during the trailing 12 months. The fund’s exposure to U.S. Treasury futures also contributed to relative results.

  The derivatives hedge that reduces the fund’s net equity exposure detracted from relative results given the strong equity market for the full year. The risk-based dynamic equity allocation process further weighed on relative results.

  The Hedged Equity Fund seeks capital appreciation by investing in U.S. large-cap equities while aiming to deliver a lower risk profile, especially during significant equity downturns, by investing in multiple tail risk mitigating strategies. The fund uses an approach to risk estimation that gives more weight to extreme negative returns.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 7/5/23
Hedged Equity Fund (Investor Class)	11.17%	15.09%
Russell 3000 Index (Regulatory Benchmark)	17.15	20.00
S&P 500 Index (Strategy Benchmark)	17.88	20.58

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jul. 05, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,863,399,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 1,352,000
InvestmentCompanyPortfolioTurnover	54.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,863,399 Number of Portfolio Holdings349
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	31.6%
Financials	13.1
Health Care	9.6
Consumer Discretionary	9.0
Communication Services	8.9
Industrials & Business Services	6.8
Consumer Staples	4.6
Energy	2.7
Utilities	2.6
Other	11.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Apple	5.6
Microsoft	5.4
Alphabet	4.6
Amazon.com	3.2
Broadcom	2.5
Meta Platforms	2.1
Tesla	1.7
Eli Lilly	1.3
JPMorgan Chase	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000242904
Shareholder Report [Line Items]
Fund Name	Hedged Equity Fund
Class Name	I Class
Trading Symbol	PHEIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - I Class	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Major U.S. stock indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Versus the S&P 500 Index, the Hedged Equity Fund’s equity index put options were additive to relative results during the trailing 12 months. The fund’s exposure to U.S. Treasury futures also contributed to relative results.

  The derivatives hedge that reduces the fund’s net equity exposure detracted from relative results given the strong equity market for the full year. The risk-based dynamic equity allocation process further weighed on relative results.

  The Hedged Equity Fund seeks capital appreciation by investing in U.S. large-cap equities while aiming to deliver a lower risk profile, especially during significant equity downturns, by investing in multiple tail risk mitigating strategies. The fund uses an approach to risk estimation that gives more weight to extreme negative returns.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 7/5/23
Hedged Equity Fund (I Class)	11.40%	15.40%
Russell 3000 Index (Regulatory Benchmark)	17.15	20.00
S&P 500 Index (Strategy Benchmark)	17.88	20.58

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jul. 05, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,863,399,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 1,352,000
InvestmentCompanyPortfolioTurnover	54.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,863,399 Number of Portfolio Holdings349
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	31.6%
Financials	13.1
Health Care	9.6
Consumer Discretionary	9.0
Communication Services	8.9
Industrials & Business Services	6.8
Consumer Staples	4.6
Energy	2.7
Utilities	2.6
Other	11.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Apple	5.6
Microsoft	5.4
Alphabet	4.6
Amazon.com	3.2
Broadcom	2.5
Meta Platforms	2.1
Tesla	1.7
Eli Lilly	1.3
JPMorgan Chase	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000242903
Shareholder Report [Line Items]
Fund Name	Hedged Equity Fund
Class Name	Z Class
Trading Symbol	PZHEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Major U.S. stock indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Versus the S&P 500 Index, the Hedged Equity Fund’s equity index put options were additive to relative results during the trailing 12 months. The fund’s exposure to U.S. Treasury futures also contributed to relative results.

  The derivatives hedge that reduces the fund’s net equity exposure detracted from relative results given the strong equity market for the full year. The risk-based dynamic equity allocation process further weighed on relative results.

  The Hedged Equity Fund seeks capital appreciation by investing in U.S. large-cap equities while aiming to deliver a lower risk profile, especially during significant equity downturns, by investing in multiple tail risk mitigating strategies. The fund uses an approach to risk estimation that gives more weight to extreme negative returns.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 7/5/23
Hedged Equity Fund (Z Class)	11.95%	16.01%
Russell 3000 Index (Regulatory Benchmark)	17.15	20.00
S&P 500 Index (Strategy Benchmark)	17.88	20.58

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jul. 05, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,863,399,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 1,352,000
InvestmentCompanyPortfolioTurnover	54.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,863,399 Number of Portfolio Holdings349
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	31.6%
Financials	13.1
Health Care	9.6
Consumer Discretionary	9.0
Communication Services	8.9
Industrials & Business Services	6.8
Consumer Staples	4.6
Energy	2.7
Utilities	2.6
Other	11.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Apple	5.6
Microsoft	5.4
Alphabet	4.6
Amazon.com	3.2
Broadcom	2.5
Meta Platforms	2.1
Tesla	1.7
Eli Lilly	1.3
JPMorgan Chase	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless